UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               JAMES G. WHETZEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2013



[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA ULTRA SHORT-TERM BOND FUND]

 =======================================================

         SEMIANNUAL REPORT
         USAA ULTRA SHORT-TERM BOND FUND
         JUNE 30, 2013

 =======================================================

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

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PRESIDENT'S MESSAGE

"...[W]E BELIEVE THE MARKETS WILL FIND
A WAY TO MANAGE WITHOUT THE FED'S                  [PHOTO OF DANIEL S. McNAMARA]
QUANTITATIVE EASING PROGRAMS, AS THEY
HAVE FOR MOST OF THE LAST 100 YEARS."

--------------------------------------------------------------------------------

JULY 2013

The power of market psychology was on display during the reporting period as investors interpreted and then reinterpreted previously misinterpreted comments by Federal Reserve (the Fed) Chairman Ben Bernanke. At first, stocks and bonds sold off on the realization that the Fed had an optimistic view of future U.S. economic growth and expected it to accelerate during the second half of 2013. In other words, good news was bad news. Meanwhile, inflation pressures, which are very modest at the time of this writing, were expected to increase, setting the stage for the Fed to reduce -- or "taper" -- its quantitative easing measures. From this point of view, higher inflation, usually bad news for central bankers, was considered good news. (The term "quantitative easing" is generally used to reference programs in which the Fed uses newly created money to purchase financial assets.)

The markets generally reacted as though tapering was imminent. Bond yields rose (and prices, which move in the opposite direction, dropped) in anticipation of reduced Fed buying. The increase in yields sparked a sell-off across the global financial markets, including stocks, corporate bonds, emerging markets assets and precious metals. With more sellers than buyers, liquidity grew tight and smaller markets, such as emerging markets equities and emerging markets debt, suffered steeper declines than larger markets, such as U.S. equities.

The sell-off was remarkable because the Fed has always said it would not start unwinding its stimulus programs until it became clear that economic growth was self-sustaining. In addition, Bernanke said that the Fed could increase quantitative easing if the economy stalled or grew more slowly. Indeed, first-quarter gross domestic product growth was revised downward during the last week of the reporting period from 2.4% to 1.8%, suggesting that the Fed might not be tapering any time soon.

Although interest rates did increase during the reporting period, they remain exceptionally low by historical measures. In the years since the

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

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financial crisis, the 10-year U.S. Treasury yield has been near 2.5% more than once. At those times, if I recall, many observers considered that a low yield. When it reached the same level on June 21, 2013, it was perceived as high. In my opinion, investors have less to fear from rising interest rates than they do from an extended period of low rates, which some believe could result in a Japan-like deflationary economy. That said, higher interest rates do mean that bond investors are likely to see a decrease in their principal value, but they will also -- for the first time in a long time -- see an increase in the income they receive from their fixed-income investments.

Meanwhile, the June sell-off should serve as a reminder about the importance of an investment plan and the need to keep emotion out of the investment process. At USAA Asset Management Company, we believe every investor should hold a diversified portfolio that is directly tied to their goals, risk tolerance and time horizon. Diversification is important because different asset classes, such as stocks and bonds, move up and down at different rates and often at different times. If you think you may be over-allocated to fixed-income securities or equities, you may want to reassess your investment risk and rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. I encourage you to contact a USAA advisor with any questions or for assistance in updating your investment plan.

Whatever happens in the months ahead, you can be assured that our portfolio management team will continue working on your behalf. "Taper talk" is distracting and market reaction can be extreme but at USAA Asset Management Company, we recognize that the Fed's extraordinary monetary stimulus cannot go on forever. Also, we believe the markets will find a way to manage without the Fed's quantitative easing programs, as they have for most of the last 100 years.

From all of us here, thank you for your investment.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.
o Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           4

FINANCIAL INFORMATION

    Portfolio of Investments                                                  8

    Notes to Portfolio of Investments                                        22

    Financial Statements                                                     26

    Notes to Financial Statements                                            29

EXPENSE EXAMPLE                                                              40

ADVISORY AGREEMENT                                                           42

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA ULTRA SHORT-TERM BOND FUND (THE FUND) SEEKS TO PROVIDE HIGH CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund's principal investment strategy is to normally invest at least 80% of the Fund's assets in investment-grade debt securities that have a dollar-weighted average portfolio maturity of 18 months (one and a half years) or less. These securities will consist primarily of U.S. dollar-denominated debt securities that may include, but are not limited to, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics, including synthetic securities. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

TONY ERA
USAA Asset Management Company                                [PHOTO OF TONY ERA]

--------------------------------------------------------------------------------

o HOW DID THE USAA ULTRA SHORT-TERM BOND FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

  For the reporting period, the Fund provided a total return of 0.37%. This compares to the 0.07% return of the Lipper Ultra Short Funds Index and 0.03% return of the Citigroup 3-Month T-Bill Index.

o WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

  Federal Reserve (the Fed) monetary policy continued to drive the performance of the financial markets during the reporting period. The Fed held short-term interest rates near zero and continued to expand its balance sheet through open-ended monthly purchases of U.S. Treasuries and agency mortgage-backed securities. The Fed has been trying to stimulate economic growth by increasing the prices of financial assets, such as stocks, and by fueling a housing recovery. In the final weeks of the reporting period, the bond market grew volatile after Fed Chairman Ben Bernanke told Congress that the Fed might begin scaling back its stimulus measures if economic conditions continued to improve. As a result, yields on longer-term bonds rose (and their prices fell) in

  Refer to page 5 for benchmark definitions.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

2 | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

  anticipation of higher interest rates. Subsequently, the Fed sought to calm jittery markets and first-quarter U.S. gross domestic product growth indicated that the economy remained on a slow-growth trajectory. These both acted to slightly dampen upward pressure on yields.

o WHAT WERE YOUR STRATEGIES FOR THE FUND?

  In our view, the Fund's performance during the reporting period reflected relative value opportunities found primarily within the corporate credit sector. We also maintained a disciplined approach to liquidity management, which gave us the ability to invest opportunistically during periods of market volatility.

  At the end of the reporting period, the fund had a weighted average maturity
  (WAM) of close to one year at 1.2. The portfolio's duration, which is a measure of its sensitivity to changes in interest rates, was one year.

o WHAT IS YOUR OUTLOOK?

  In the months ahead, we expect the U.S. economy to continue growing slowly toward recovery. In our opinion, the Fed is likely to continue to keep short-term interest rates near zero until it sees a sustainable recovery in employment. As a result, the yields on short-term bonds are likely to remain low and given the ongoing low interest rate environment, we believe the Fund's SEC yield may continue to trend downward. We will continue to seek attractive investment opportunities, relying on our research analysts as we strive to provide you with a high-quality diversified bond fund of short duration.

  We appreciate your continued confidence.

  As interest rates rise, existing bond prices fall.

  You will find a complete list of securities that the Fund owns on pages 8-21.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

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INVESTMENT OVERVIEW

USAA ULTRA SHORT-TERM BOND FUND (THE FUND)(Ticker Symbol: UUSTX)

--------------------------------------------------------------------------------
                                               6/30/13             12/31/12
--------------------------------------------------------------------------------
Net Assets                                 $516.1 Million       $417.6 Million
Net Asset Value Per Share                      $10.08                $10.12
Dollar-Weighted Average
  Portfolio Maturity                          1.2 Year              1.0 Year

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/13
--------------------------------------------------------------------------------
  12/31/2012-6/30/2013*             1 Year             Since Inception 10/18/10
          0.37%                      1.83%                      1.84%

--------------------------------------------------------------------------------
30-DAY SEC YIELD** AS OF 6/30/13                 EXPENSE RATIO AS OF 12/31/12***
--------------------------------------------------------------------------------
           1.22%                                            0.59%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, visit USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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4  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 USAA ULTRA SHORT-TERM      LIPPER ULTRA-SHORT          CITIGROUP 3-MONTH
                       BOND FUND               FUNDS INDEX          U.S. TREASURY BILL INDEX
10/31/2010            $10,000.00               $10,000.00                  $10,000.00
11/30/2010              9,990.51                 9,999.63                   10,001.18
12/31/2010              9,990.55                10,001.43                   10,002.47
 1/31/2011             10,010.25                10,010.36                   10,003.67
 2/28/2011             10,032.31                10,022.47                   10,004.80
 3/31/2011             10,043.36                10,028.04                   10,006.00
 4/30/2011             10,075.82                10,046.48                   10,007.05
 5/31/2011             10,117.41                10,055.32                   10,007.83
 6/30/2011             10,119.72                10,057.04                   10,008.33
 7/31/2011             10,141.41                10,063.96                   10,008.65
 8/31/2011             10,133.47                10,054.67                   10,009.13
 9/30/2011             10,117.83                10,041.28                   10,009.51
10/31/2011             10,149.84                10,055.48                   10,009.88
11/30/2011             10,142.00                10,053.10                   10,009.99
12/31/2011             10,150.41                10,058.88                   10,010.08
 1/31/2012             10,203.58                10,092.30                   10,010.18
 2/29/2012             10,238.65                10,111.50                   10,010.40
 3/31/2012             10,253.20                10,127.40                   10,010.84
 4/30/2012             10,287.80                10,141.92                   10,011.41
 5/31/2012             10,291.26                10,147.98                   10,012.11
 6/30/2012             10,316.42                10,158.77                   10,012.73
 7/31/2012             10,350.23                10,185.09                   10,013.42
 8/31/2012             10,385.83                10,204.92                   10,014.13
 9/30/2012             10,418.79                10,224.24                   10,014.91
10/31/2012             10,443.70                10,232.20                   10,015.75
11/30/2012             10,457.57                10,234.96                   10,016.52
12/31/2012             10,468.36                10,238.23                   10,017.27
 1/31/2013             10,491.97                10,248.67                   10,017.85
 2/28/2013             10,516.22                10,255.22                   10,018.30
 3/31/2013             10,530.56                10,260.54                   10,018.91
 4/30/2013             10,544.03                10,271.15                   10,019.57
 5/31/2013             10,535.72                10,266.32                   10,020.21
 6/30/2013             10,506.12                10,245.46                   10,020.62

                                   [END CHART]

                         *Data from 10/31/10 to 6/30/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Ultra Short-Term Bond Fund to the following benchmarks:

o The unmanaged Lipper Ultra Short Funds Index tracks the total return performance of the 10 largest funds within the Lipper Ultra Short Obligations Funds category.

o The unmanaged Citigroup 3-Month U.S. Treasury Bill Index represents the total return received by investors of 3-month U.S. Treasury securities.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

*The performance of the Lipper Ultra Short Funds Index and Citigroup 3-Month U.S. Treasury Bill Index is calculated from the end of the month, October 31, 2010, while the Fund's inception date is October 18, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                        o  PORTFOLIO MIX -- 6/30/2013  o

                          [PIE CHART OF PORTFOLIO MIX]

CORPORATE OBLIGATIONS                                                      48.0%
EURODOLLAR AND YANKEE OBLIGATIONS                                          19.9%
COMMERCIAL MORTGAGE SECURITIES                                             10.9%
VARIABLE-RATE DEMAND NOTES                                                  9.9%
MUNICIPAL BONDS                                                             6.4%
ASSET-BACKED SECURITIES                                                     4.6%
U.S. GOVERNMENT AGENCY ISSUES                                               0.7%
MONEY MARKET FUNDS                                                          0.1%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

6  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

                    o  PORTFOLIO RATINGS MIX -- 6/30/2013  o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

A                                                                          29.3%
AA                                                                         17.8%
AAA                                                                        13.1%
BBB                                                                        34.0%
BELOW INVESTMENT-GRADE                                                      5.2%
UNRATED                                                                     0.6%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of a Nationally Recognized Statistical Rating Organization and includes any related credit enhancements (for a definition of "Credit Enhancements," see the Categories and Definitions section within the Portfolio of Investments). Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated," but are monitored and evaluated by USAA Asset Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes. Securities within the Short-Term Investment-Grade ratings category are those that are ranked in the top two short-term credit ratings for the respective rating agency (which are A-1 and A-2 for S&P and P-1 and P-2 for Moody's, F1 and F2 for Fitch, and R-1 and R-2 for Dominion). Short-term ratings are generally assigned to those obligations considered short-term; such obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. The Below Investment-Grade category includes both long-term and short-term securities.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 8-21.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2013 (unaudited)

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                             COUPON                      VALUE
(000)        SECURITY                                               RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (48.0%)

             CONSUMER DISCRETIONARY (3.4%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.7%)
   $ 1,000   Ford Motor Credit Co., LLC                            1.53%(a)   5/09/2016     $  1,008
     1,000   Ford Motor Credit Co., LLC                            1.70       5/09/2016          984
     1,375   Nissan Motor Acceptance Corp.(b)                      4.50       1/30/2015        1,450
                                                                                            --------
                                                                                               3,442
                                                                                            --------
             CABLE & SATELLITE (0.2%)
     1,000   NBC Universal Enterprise(b)                           0.82(a)    4/15/2016        1,004
                                                                                            --------
             CASINOS & GAMING (1.3%)
     2,464   Las Vegas Sands, LLC(c)                               1.70       5/23/2014        2,467
       506   Las Vegas Sands, LLC(c)                               1.70       5/23/2014          506
     1,990   MGM Resorts International(c)                          3.20      12/20/2017        1,991
     2,000   VML US Finance, LLC(c),(d)                            2.67      11/15/2016        1,985
                                                                                            --------
                                                                                               6,949
                                                                                            --------
             HOTELS, RESORTS & CRUISE LINES (0.6%)
     1,865   Hyatt Hotels Corp.                                    3.88       8/15/2016        1,967
     1,000   Royal Caribbean Cruises Ltd.                          6.88      12/01/2013        1,022
                                                                                            --------
                                                                                               2,989
                                                                                            --------
             HOUSEWARES & SPECIALTIES (0.2%)
     1,000   Newell Rubbermaid, Inc.                               2.00       6/15/2015        1,013
                                                                                            --------
             SPECIALTY STORES (0.4%)
     2,000   Staples, Inc.                                         2.75       1/12/2018        2,003
                                                                                            --------
             Total Consumer Discretionary                                                     17,400
                                                                                            --------
             CONSUMER STAPLES (0.4%)
             -----------------------
             FOOD RETAIL (0.4%)
     2,000   Safeway, Inc.                                         5.63       8/15/2014        2,099
                                                                                            --------
             ENERGY (2.0%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     1,650   EQT Corp.                                             5.15       3/01/2018        1,778
                                                                                            --------
             OIL & GAS REFINING & MARKETING (0.2%)
     1,000   Tesoro Corp.(c)                                       2.52       1/29/2016        1,002
                                                                                            --------

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8  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                             COUPON                      VALUE
(000)        SECURITY                                               RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------
             OIL & GAS STORAGE & TRANSPORTATION (1.5%)
   $ 3,000   Boardwalk Pipelines, LLC                              5.50%      2/01/2017     $  3,313
       900   Energy Transfer Equity, LP(c)                         3.75       3/24/2017          904
     1,205   Spectra Energy Capital, LLC                           5.50       3/01/2014        1,240
     2,000   Spectra Energy Partners, LP                           2.95       6/15/2016        2,052
                                                                                            --------
                                                                                               7,509
                                                                                            --------
             Total Energy                                                                     10,289
                                                                                            --------
             FINANCIALS (33.5%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
     1,000   State Street Bank & Trust Co.                         0.47(a)   12/08/2015          997
                                                                                            --------
             CONSUMER FINANCE (4.0%)
     6,000   American Express Bank, FSB                            0.49(a)    6/12/2017        5,917
     4,000   American Honda Finance Corp.(b)                       0.65(a)    5/26/2016        3,997
     1,000   Capital One Bank USA, N.A.                            5.13       2/15/2014        1,027
     2,000   Capital One Financial Corp.                           1.43(a)    7/15/2014        2,017
     3,530   Capital One, N.A.                                     0.72(a)    3/22/2016        3,509
     1,000   Caterpillar Financial Services Corp.                  0.51(a)    2/26/2016        1,000
     1,000   Ford Motor Credit Co., LLC                            3.88       1/15/2015        1,031
     2,000   Ford Motor Credit Co., LLC                            2.75       5/15/2015        2,029
                                                                                            --------
                                                                                              20,527
                                                                                            --------
             DIVERSIFIED BANKS (4.2%)
     1,400   Abbey National Treasury Services                      1.86(a)    4/25/2014        1,411
     2,000   Barclays Bank plc                                     5.20       7/10/2014        2,087
       975   HSBC USA, Inc.                                        4.63       4/01/2014        1,002
     2,000   Lloyds TSB Bank plc                                   2.63(a)    1/24/2014        2,023
     3,000   Societe Generale(b)                                   2.50       1/15/2014        3,037
     1,400   SSIF Nevada, LP(b)                                    0.98(a)    4/14/2014        1,407
     1,300   U.S. Bancorp                                          3.44       2/01/2016        1,364
     2,000   Wachovia Corp.                                        0.62(a)   10/28/2015        1,978
     3,000   Wachovia Corp.                                        0.65(a)   10/15/2016        2,948
     2,500   Wells Fargo & Co.                                     0.48(a)   10/28/2015        2,490
     2,000   Wells Fargo Bank N.A.                                 0.48(a)    5/16/2016        1,967
                                                                                            --------
                                                                                              21,714
                                                                                            --------
             DIVERSIFIED CAPITAL MARKETS (0.4%)
     1,000   Credit Suisse New York                                3.50       3/23/2015        1,044
       814   UBS AG                                                2.25       8/12/2013          815
                                                                                            --------
                                                                                               1,859
                                                                                            --------
             INVESTMENT BANKING & BROKERAGE (1.0%)
     5,000   Morgan Stanley                                        1.88(a)    1/24/2014        5,030
                                                                                            --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                             COUPON                      VALUE
(000)        SECURITY                                               RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------
             LIFE & HEALTH INSURANCE (3.0%)
   $ 2,067   Lincoln National Corp.                                4.30%      6/15/2015     $  2,193
     1,000   MetLife Global Funding I(b)                           1.03(a)    1/10/2014        1,004
       725   MetLife Global Funding I(b)                           5.13       6/10/2014          756
     2,000   MetLife Global Funding I(b)                           1.88       6/22/2018        1,968
     1,500   MetLife Institutional Fund(b)                         1.18(a)    4/04/2014        1,510
     1,000   New York Life Global Funding(b)                       1.30       1/12/2015        1,010
     1,000   New York Life Global Funding(b)                       0.80       2/12/2016          994
       365   Pricoa Global Funding I(b)                            5.30       9/27/2013          369
     1,000   Principal Life Global Funding II(b)                   1.00      12/11/2015        1,001
     2,000   Principal Life Income Funding Trust                   5.55       4/27/2015        2,171
     2,700   Prudential Covered Trust(b)                           3.00       9/30/2015        2,788
                                                                                            --------
                                                                                              15,764
                                                                                            --------
             MULTI-SECTOR HOLDINGS (1.1%)
     5,000   Leucadia National Corp.                               8.13       9/15/2015        5,631
                                                                                            --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (6.2%)
     2,000   Bank of America Corp.                                 1.83(a)    7/11/2014        2,022
     1,000   Bank of America Corp.                                 1.09(a)    3/22/2016          998
     2,500   Bank of America Corp.                                 0.61(a)    8/15/2016        2,413
     2,000   Bank of America Corp.                                 0.54(a)   10/14/2016        1,959
     1,500   Citigroup, Inc.                                       5.13       5/05/2014        1,549
     1,000   Citigroup, Inc.                                       5.00       9/15/2014        1,040
     1,000   Citigroup, Inc.                                       2.25       8/07/2015        1,017
     1,000   Citigroup, Inc.                                       1.25       1/15/2016          989
     4,000   Citigroup, Inc.                                       0.54(a)    6/09/2016        3,863
       900   General Electric Capital Corp.                        1.27(a)    9/23/2013          902
     1,000   General Electric Capital Corp.                        0.53(a)    9/15/2014        1,001
     2,000   General Electric Capital Corp.                        1.31(a)    7/02/2015        2,032
     1,000   General Electric Capital Corp.                        0.88(a)   12/11/2015        1,007
     1,500   General Electric Capital Corp.                        0.48(a)    1/08/2016        1,492
     2,565   JPMorgan Chase & Co.(e)                               5.13       9/15/2014        2,692
     2,168   JPMorgan Chase & Co.                                  5.25       5/01/2015        2,315
     2,841   JPMorgan Chase & Co.                                  1.49(a)    9/01/2015        2,842
     2,000   Merrill Lynch & Co., Inc.                             0.74(a)    1/15/2015        1,978
                                                                                            --------
                                                                                              32,111
                                                                                            --------
             PROPERTY & CASUALTY INSURANCE (0.3%)
     1,374   CNA Financial Corp.                                   5.85      12/15/2014        1,462
                                                                                            --------
             REGIONAL BANKS (5.5%)
     2,000   Associated Banc Corp.                                 1.88       3/12/2014        2,004
     6,000   Branch Banking & Trust Co.(e)                         0.59(a)    9/13/2016        5,941
     2,200   Fifth Third Bancorp                                   0.69(a)   12/20/2016        2,161

================================================================================

10  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                             COUPON                      VALUE
(000)        SECURITY                                               RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------
   $ 3,000   Fifth Third Bank                                      0.68%(a)   2/26/2016     $  3,005
     1,968   Key Bank, N.A.                                        4.95       9/15/2015        2,121
       661   National City Bank                                    0.62(a)   12/15/2016          657
       500   PNC Funding Corp.                                     0.48(a)    1/31/2014          500
     1,500   Regions Financial Corp.                               7.75      11/10/2014        1,621
     1,000   Suntrust Bank                                         0.58(a)    4/01/2015          993
     3,900   Suntrust Bank                                         0.56(a)    8/24/2015        3,871
       772   Suntrust Bank                                         5.00       9/01/2015          828
     1,000   Zions Bancorp.                                        3.50       9/15/2015        1,001
     3,500   Zions Bancorp.                                        6.00       9/15/2015        3,622
                                                                                            --------
                                                                                              28,325
                                                                                            --------
             REITs - DIVERSIFIED (1.2%)
       850   Colonial Realty, LP                                   5.50      10/01/2015          918
     1,275   Liberty Property, LP                                  5.65       8/15/2014        1,338
     2,000   Washington REIT                                       5.25       1/15/2014        2,041
     2,000   Washington REIT                                       5.35       5/01/2015        2,130
                                                                                            --------
                                                                                               6,427
                                                                                            --------
             REITs - INDUSTRIAL (0.1%)
       600   ProLogis, LP                                          4.00       1/15/2018          623
                                                                                            --------
             REITs - OFFICE (1.9%)
       530   CommonWealth REIT                                     5.75       2/15/2014          533
     1,942   CommonWealth REIT                                     5.75      11/01/2015        2,055
     1,595   Digital Realty Trust, LP                              4.50       7/15/2015        1,674
       640   Mack-Cali Realty, LP                                  5.13       1/15/2015          673
     2,552   Mack-Cali Realty, LP                                  2.50      12/15/2017        2,511
     2,240   Reckson Operating Partnership, LP                     5.88       8/15/2014        2,339
                                                                                            --------
                                                                                               9,785
                                                                                            --------
             REITs - RESIDENTIAL (0.2%)
     1,000   UDR, Inc.                                             5.50       4/01/2014        1,032
                                                                                            --------
             REITs - RETAIL (3.1%)
     1,120   DDR Corp.                                             5.50       5/01/2015        1,199
       820   Equity One, Inc.                                      6.00       9/15/2017          913
       500   Federal Realty Investment Trust                       5.95       8/15/2014          527
     1,450   Kimco Realty Corp.                                    4.82       6/01/2014        1,501
       905   Kimco Realty Corp.                                    5.58      11/23/2015          991
     4,050   National Retail Properties, Inc.                      6.25       6/15/2014        4,239
       500   Pan Pacific Retail Properties, Inc.                   5.25       9/01/2015          540
     2,000   Regency Centers, LP                                   5.25       8/01/2015        2,152
     2,596   Simon Property Group, LP                              4.20       2/01/2015        2,705
     1,000   Weingarten Realty Investors                           4.99       9/03/2013        1,006
                                                                                            --------
                                                                                              15,773
                                                                                            --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                             COUPON                      VALUE
(000)        SECURITY                                               RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------
             REITs - SPECIALIZED (1.1%)
   $ 1,680   Health Care Property Investors, Inc.                  5.65%     12/15/2013     $  1,718
     1,000   Health Care Property Investors, Inc.                  5.63       5/01/2017        1,115
       755   Hospitality Properties Trust                          5.13       2/15/2015          782
     2,130   Hospitality Properties Trust                          6.30       6/15/2016        2,317
                                                                                            --------
                                                                                               5,932
                                                                                            --------
             Total Financials                                                                172,992
                                                                                            --------
             HEALTH CARE (1.2%)
             ------------------
             HEALTH CARE FACILITIES (0.5%)
     1,700   HCA, Inc.(c)                                          2.69       2/02/2016        1,696
     1,000   HCA, Inc.(c)                                          3.03       3/31/2017          996
                                                                                            --------
                                                                                               2,692
                                                                                            --------
             HEALTH CARE SERVICES (0.1%)
       768   Laboratory Corp. of America Holdings                  2.20       8/23/2017          763
                                                                                            --------
             HEALTH CARE SUPPLIES (0.2%)
     1,000   DENTSPLY International, Inc.                          1.78(a)    8/15/2013        1,002
                                                                                            --------
             PHARMACEUTICALS (0.4%)
     2,000   AbbVie, Inc.(b)                                       1.03(a)   11/06/2015        2,020
                                                                                            --------
             Total Health Care                                                                 6,477
                                                                                            --------
             INDUSTRIALS (1.6%)
             ------------------
             TRADING COMPANIES & DISTRIBUTORS (0.4%)
     2,000   International Lease Finance Corp.                     2.22(a)    6/15/2016        1,995
                                                                                            --------
             TRUCKING (1.2%)
     1,000   Penske Truck Leasing Co., LP / PTL Finance Corp.(b)   2.50       7/11/2014        1,015
     3,000   Penske Truck Leasing Co., LP / PTL Finance Corp.(b)   3.13       5/11/2015        3,101
     1,000   Penske Truck Leasing Co., LP / PTL Finance Corp.(b)   2.50       3/15/2016        1,018
     1,000   Penske Truck Leasing Co., LP / PTL Finance Corp.(b)   2.88       7/17/2018        1,011
                                                                                            --------
                                                                                               6,145
                                                                                            --------
             Total Industrials                                                                 8,140
                                                                                            --------
             INFORMATION TECHNOLOGY (1.3%)
             -----------------------------
             COMPUTER HARDWARE (0.9%)
     1,000   Hewlett Packard Co.                                   1.25       9/13/2013        1,001
     1,500   Hewlett Packard Co.                                   6.13       3/01/2014        1,551
     2,000   HP Enterprise Services, LLC                           6.00       8/01/2013        2,008
                                                                                            --------
                                                                                               4,560
                                                                                            --------
             OFFICE ELECTRONICS (0.4%)
     2,000   Xerox Corp.                                           1.67(a)    9/13/2013        2,003
                                                                                            --------
             Total Information Technology                                                      6,563
                                                                                            --------

================================================================================

12  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                             COUPON                      VALUE
(000)        SECURITY                                               RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------
             MATERIALS (1.2%)
             ---------------
             ALUMINUM (0.2%)
   $ 1,000   Alcoa, Inc.                                           5.55%      2/01/2017     $  1,063
                                                                                            --------
             CONSTRUCTION MATERIALS (0.6%)
     3,000   Lafarge North America, Inc.                           6.88       7/15/2013        3,013
                                                                                            --------
             GOLD (0.2%)
     1,000   Barrick Gold Finance Co.                              4.88      11/15/2014        1,028
                                                                                            --------
             SPECIALTY CHEMICALS (0.2%)
     1,000   Ashland, Inc.(b)                                      3.00       3/15/2016        1,010
                                                                                            --------
             Total Materials                                                                   6,114
                                                                                            --------
             UTILITIES (3.4%)
             ----------------
             ELECTRIC UTILITIES (1.9%)
     2,000   Duke Energy Corp.                                     2.10       6/15/2018        1,990
     1,000   Entergy New Orleans, Inc.                             5.25       8/01/2013        1,003
     2,500   ITC Holdings Corp.(b)                                 5.25       7/15/2013        2,503
       532   NextEra Energy Capital Holdings, Inc.                 2.55      11/15/2013          536
       710   PPL Energy Supply, LLC                                5.70      10/15/2015          763
     3,186   Trans-Allegheny Interstate Line Co.(b)                4.00       1/15/2015        3,310
                                                                                            --------
                                                                                              10,105
                                                                                            --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.8%)
       711   AES Corp.                                             7.75       3/01/2014          735
     1,500   AES Corp.                                             7.75      10/15/2015        1,661
     1,750   Curtis Palmer, Inc.(b)                                5.90       7/15/2014        1,749
                                                                                            --------
                                                                                               4,145
                                                                                            --------
             MULTI-UTILITIES (0.7%)
     2,000   Alliant Energy Corp.                                  4.00      10/15/2014        2,076
     1,500   CMS Energy Corp.                                      2.75       5/15/2014        1,521
                                                                                            --------
                                                                                               3,597
                                                                                            --------
             Total Utilities                                                                  17,847
                                                                                            --------
             Total Corporate Obligations (cost: $246,658)                                    247,921
                                                                                            --------

             EURODOLLAR AND YANKEE OBLIGATIONS (19.9%)

             CONSUMER DISCRETIONARY (1.0%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (1.0%)
     2,000   Daimler Finance N.A., LLC(b)                          1.61(a)    7/11/2013        2,000
     2,000   Daimler Finance N.A., LLC(b)                          0.88(a)    1/09/2015        2,007
     1,000   Daimler Finance N.A., LLC(b)                          1.65       4/10/2015        1,009
                                                                                            --------
                                                                                               5,016
                                                                                            --------
             Total Consumer Discretionary                                                      5,016
                                                                                            --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                             COUPON                      VALUE
(000)        SECURITY                                               RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------
             ENERGY (2.6%)
             -------------
             INTEGRATED OIL & GAS (2.2%)
   $ 2,500   BP Capital Markets plc                                1.63%      8/17/2017     $  2,445
     2,000   Petrobras Global Finance B.V.                         1.89(a)    5/20/2016        1,993
     2,000   Petrobras International Finance Co.                   3.88       1/27/2016        2,068
     2,000   Petrobras International Finance Co.                   3.50       2/06/2017        1,996
     3,000   TransCanada PipeLines Ltd.                            0.95(a)    6/30/2016        3,000
                                                                                            --------
                                                                                              11,502
                                                                                            --------
             OIL & GAS EXPLORATION & PRODUCTION (0.4%)
     2,000   Woodside Finance Ltd.(b)                              4.50      11/10/2014        2,088
                                                                                            --------
             Total Energy                                                                     13,590
                                                                                            --------
             FINANCIALS (7.8%)
             -----------------
             DIVERSIFIED BANKS (5.9%)
     2,000   ABN AMRO Bank N.V.(b)                                 1.38       1/22/2016        1,987
     1,000   ANZ National International Ltd.(b)                    3.13       8/10/2015        1,040
     1,000   ANZ National International Ltd.(b)                    1.85      10/15/2015        1,015
     1,500   BPCE S.A.(b)                                          2.02(a)    2/07/2014        1,512
       970   Commonwealth Bank of Australia(b)                     3.75      10/15/2014        1,008
     1,500   Commonwealth Bank of Australia                        1.95       3/16/2015        1,528
     2,000   HSBC USA, Inc.                                        2.38       2/13/2015        2,045
     1,500   National Australia Bank Ltd.(b)                       1.00(a)    4/11/2014        1,508
     1,000   National Australia Bank Ltd.(b)                       1.23(a)    7/25/2014        1,010
     1,000   Norddeutsche Landesbank Girozentrale(b)               0.88      10/16/2015          999
     1,000   Nordea Bank AB(b)                                     1.18(a)    1/14/2014        1,005
     1,950   Rabobank Nederland(b)                                 3.20       3/11/2015        2,023
     3,500   Santander Holdings USA, Inc.                          3.00       9/24/2015        3,591
     2,250   Standard Chartered plc(b)                             1.23(a)    5/12/2014        2,266
     2,000   Standard Chartered plc(b)                             3.20       5/12/2016        2,094
     1,000   Sumitomo Mitsui Banking Corp.(b)                      1.23(a)    7/22/2014        1,008
     1,500   Westpac Banking Corp.                                 2.10       8/02/2013        1,502
     1,000   Westpac Banking Corp.(b)                              1.53(a)    1/30/2014        1,007
     2,000   Westpac Banking Corp.(b)                              1.01(a)    3/31/2014        2,010
                                                                                            --------
                                                                                              30,158
                                                                                            --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
       300   ING Bank N.V.(b)                                      1.60(a)   10/18/2013          301
     2,000   ING Bank N.V.(b)                                      1.91(a)    9/25/2015        2,039
     2,000   ING Bank N.V.(b)                                      2.00       9/25/2015        2,018
     2,000   ING Bank N.V.(b)                                      1.22(a)    3/07/2016        2,004
     2,000   JPMorgan Chase & Co.                                  0.99(a)    3/31/2016        1,977
                                                                                            --------
                                                                                               8,339
                                                                                            --------

================================================================================

14  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                             COUPON                      VALUE
(000)        SECURITY                                               RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------
             REITs - RETAIL (0.3%)
   $ 1,660   WEA Finance(b)                                        7.50%      6/02/2014     $  1,764
                                                                                            --------
             Total Financials                                                                 40,261
                                                                                            --------
             HEALTH CARE (0.4%)
             ------------------
             PHARMACEUTICALS (0.4%)
     1,990   Valeant Pharmaceuticals International, Inc.(c)        3.50       2/13/2019        1,980
                                                                                            --------
             INDUSTRIALS (3.4%)
             ------------------
             AIRPORT SERVICES (0.6%)
     3,000   Heathrow Funding Ltd.(b)                              2.50       6/25/2015        3,049
                                                                                            --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
     1,500   CNH Capital, LLC                                      3.88      11/01/2015        1,515
                                                                                            --------
             DIVERSIFIED SUPPORT SERVICES (1.0%)
     5,000   Brambles USA, Inc.(b)                                 3.95       4/01/2015        5,223
                                                                                            --------
             INDUSTRIAL CONGLOMERATES (1.2%)
     2,525   Hutchison Whampoa Ltd.(b)                             4.63       9/11/2015        2,698
     4,000   Hutchison Whampoa Ltd.(b)                             2.00      11/08/2017        3,894
                                                                                            --------
                                                                                               6,592
                                                                                            --------
             RAILROADS (0.3%)
     1,500   Asciano Finance Ltd.(b)                               3.13       9/23/2015        1,534
                                                                                            --------
             Total Industrials                                                                17,913
                                                                                            --------
             INFORMATION TECHNOLOGY (0.2%)
             -----------------------------
             SEMICONDUCTOR EQUIPMENT (0.2%)
     1,000   TSMC Global Ltd.(b)                                   0.95       4/03/2016          986
                                                                                            --------
             MATERIALS (4.1%)
             ----------------
             DIVERSIFIED METALS & MINING (2.7%)
     1,250   Anglo American Capital(b)                             2.15       9/27/2013        1,254
     2,000   Glencore Funding, LLC(b)                              6.00       4/15/2014        2,070
     2,000   Glencore Funding, LLC(b)                              1.70       5/27/2016        1,941
     3,000   Rio Tinto Finance USA plc                             1.11(a)    6/17/2016        3,001
     1,000   Rio Tinto Finance USA plc                             1.63       8/21/2017          982
     1,000   Vedanta Resources plc(b)                              6.75       6/07/2016        1,017
     1,750   Xstrata Finance Canada Ltd.(b)                        2.85      11/10/2014        1,782
     2,000   Xstrata Finance Canada Ltd.(b)                        2.05      10/23/2015        2,002
                                                                                            --------
                                                                                              14,049
                                                                                            --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
     3,000   Yara International ASA(b)                             5.25      12/15/2014        3,160
                                                                                            --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                             COUPON                      VALUE
(000)        SECURITY                                               RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------
             STEEL (0.8%)
   $ 2,000   ArcelorMittal                                         4.25%      2/25/2015     $  2,018
     2,000   ArcelorMittal                                         4.25       3/01/2016        2,015
                                                                                            --------
                                                                                               4,033
                                                                                            --------
             Total Materials                                                                  21,242
                                                                                            --------
             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
       300   Telecom Italia Capital                                5.25      11/15/2013          304
                                                                                            --------
             UTILITIES (0.3%)
             ----------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
     1,500   Transalta Corp.                                       4.75       1/15/2015        1,569
                                                                                            --------
             Total Eurodollar and Yankee Obligations
               (cost: $102,653)                                                              102,861
                                                                                            --------

             ASSET-BACKED SECURITIES (4.6%)

             FINANCIALS (4.6%)
             -----------------
             ASSET-BACKED FINANCING (4.6%)
     2,000   AmeriCredit Automobile Receivables Trust              4.26       2/08/2017        2,093
     2,000   AmeriCredit Automobile Receivables Trust              4.00       5/08/2017        2,078
     1,005   AmeriCredit Automobile Receivables Trust              2.42       5/08/2018        1,018
     3,500   Arran Residential Mortgages Funding plc(b)            1.72(a)   11/19/2047        3,550
     1,000   Credit Acceptance Auto Loan Trust(b)                  1.21      10/15/2020          993
     1,000   Credit Acceptance Auto Loan Trust(b)                  1.83       4/15/2021          988
     1,057   Enterprise Fleet Financing, LLC(b)                    1.62       5/20/2017        1,062
     1,000   GE Dealer Floorplan Master Note Trust                 0.60(a)    4/20/2018          996
     1,812   Gracechurch Mortgage Financing plc(b)                 1.82(a)   11/20/2056        1,843
       615   Holmes Master Issuer plc(b)                           1.68(a)   10/15/2054          619
     1,500   Holmes Master Issuer plc(b)                           1.83(a)   10/21/2054        1,521
     2,000   Permanent Master Issuer plc(b)                        1.68(a)    7/15/2042        2,013
     1,059   Santander Consumer Acquired Receivable(b)             2.01       8/15/2016        1,065
     1,330   Santander Drive Auto Receivables Trust                2.35      11/16/2015        1,341
     1,855   Santander Drive Auto Receivables Trust                4.01       2/15/2017        1,921
       222   Santander Drive Auto Receivables Trust(b)             1.48       5/15/2017          222
       311   SLC Student Loan Trust                                0.40(a)    1/15/2019          311
                                                                                            --------
                                                                                              23,634
                                                                                            --------
             Total Financials                                                                 23,634
                                                                                            --------
             Total Asset-Backed Securities (cost: $23,512)                                    23,634
                                                                                            --------

================================================================================

16  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                             COUPON                      VALUE
(000)        SECURITY                                               RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------
             COMMERCIAL MORTGAGE SECURITIES (10.9%)

             FINANCIALS (10.9%)
             ------------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (10.9%)
   $   162   Banc of America Commercial Mortgage, Inc.             4.50%      7/10/2043     $    162
     1,500   Banc of America Commercial Mortgage, Inc.             4.73       7/10/2043        1,568
     1,975   Banc of America Commercial Mortgage, Inc.             5.60       7/10/2046        1,976
     2,405   Banc of America Commercial Mortgage, Inc.             5.68       7/10/2046        2,672
     3,275   Banc of America Commercial Mortgage, Inc.             5.62       2/10/2051        3,332
     2,393   Banc of America Commercial Mortgage, Inc.             6.02       2/10/2051        2,392
       709   Bear Stearns Commercial Mortgage Securities, Inc.     5.62       3/11/2039          721
     1,445   Bear Stearns Commercial Mortgage Securities, Inc.     4.67       6/11/2041        1,522
     1,000   Chase Commercial Mortgage Securities Corp.(b)         6.56       5/18/2030        1,021
         5   Citigroup Deutsche Bank Commercial
               Mortgage Trust                                      5.27       7/15/2044            5
     2,218   Citigroup Deutsche Bank Commercial
               Mortgage Trust                                      5.28      12/11/2049        2,299
     1,478   Credit Suisse First Boston Mortgage
               Securities Corp.                                    4.83       4/15/2037        1,554
     1,627   Credit Suisse First Boston Mortgage
               Securities Corp.                                    5.10       8/15/2038        1,637
     1,690   GE Capital Commercial Mortgage Corp.                  5.47      11/10/2045        1,687
     2,000   Greenwich Capital Commercial Funding Corp.            6.06       7/10/2038        2,191
     3,000   GS Mortgage Securities Corp. II                       5.62       4/10/2038        3,216
     2,000   GS Mortgage Securities Corp. II                       4.75       7/10/2039        2,103
     1,622   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                    4.65       1/12/2037        1,628
     3,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                    5.12       7/15/2041        3,112
     1,155   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                    5.51       1/12/2043        1,230
     1,226   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                    5.45      12/12/2043        1,225
     1,500   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                    5.40      12/15/2044        1,529
       633   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                    6.06       4/15/2045          661
     3,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                    5.82       2/12/2051        3,089
       867   LB-UBS Commercial Mortgage Trust                      5.17      11/15/2030          888
       948   LB-UBS Commercial Mortgage Trust                      4.57       1/15/2031          964
        30   LB-UBS Commercial Mortgage Trust                      5.08       2/15/2031           30
     1,201   LB-UBS Commercial Mortgage Trust                      5.35       2/15/2040        1,234
     1,550   LB-UBS Commercial Mortgage Trust                      5.40       2/15/2040        1,578
       835   Merrill Lynch Mortgage Trust                          5.83       5/12/2039          837

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                             COUPON                      VALUE
(000)        SECURITY                                               RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------
   $   997   Merrill Lynch-Countrywide Commercial
               Mortgage Trust                                      6.06%      8/12/2049     $  1,023
     1,085   Morgan Stanley Capital I, Inc.                        4.97       8/13/2042        1,111
     2,030   Morgan Stanley Capital I, Inc.                        5.33       3/15/2044        2,106
       219   Morgan Stanley Capital I, Inc.                        4.51       7/15/2056          221
       500   Timberstar Trust(b)                                   6.21      10/15/2036          526
       133   Wachovia Bank Commercial Mortgage Trust               5.49      12/15/2044          133
       555   Wachovia Bank Commercial Mortgage Trust               5.58       3/15/2045          561
       348   Wachovia Bank Commercial Mortgage Trust               5.94       6/15/2045          352
     1,997   Wachovia Bank Commercial Mortgage Trust               5.31      11/15/2048        2,029
                                                                                            --------
                                                                                              56,125
                                                                                            --------
             Total Financials                                                                 56,125
                                                                                            --------
             Total Commercial Mortgage Securities
               (cost: $56,307)                                                                56,125
                                                                                            --------

             U.S. GOVERNMENT AGENCY ISSUES (0.7%)(g)

             COMMERCIAL MORTGAGE-BACKED SECURITIES (0.7%)
    14,819   Fannie Mae(+)                                         2.25      12/25/2019        1,401
    22,676   Freddie Mac(+)                                        1.74       4/25/2017        1,185
     5,298   Freddie Mac(+)                                        3.09       1/25/2019          735
     6,194   Freddie Mac(+)                                        1.40      11/25/2019          441
                                                                                            --------
                                                                                               3,762
                                                                                            --------
             Total U.S. Government Agency Issues (cost: $3,767)                                3,762
                                                                                            --------

             MUNICIPAL BONDS (6.4%)

             AGRICULTURAL PRODUCTS (0.4%)
     2,000   Washington County                                     1.38       9/01/2030(f)     2,001
                                                                                            --------
             AIRPORT/PORT (0.8%)
     1,000   Chicago Midway Airport                                3.53       1/01/2041(f)     1,040
     1,500   Greater Orlando Aviation Auth.                        4.50      10/01/2013        1,515
     1,500   Houston Airport System                                5.00       7/01/2013        1,501
                                                                                            --------
                                                                                               4,056
                                                                                            --------
             EDUCATION (0.4%)
     1,000   New Jersey EDA                                        3.10       9/01/2013        1,005
       855   Pinellas County Educational Facilities Auth.          5.00      10/01/2014          898
                                                                                            --------
                                                                                               1,903
                                                                                            --------
             ELECTRIC UTILITIES (0.8%)
     3,000   Beaver County IDA                                     2.20       1/01/2035(f)     2,993
       500   West Virginia EDA                                     4.85       5/01/2019(f)       504
       500   West Virginia EDA                                     2.25       1/01/2041(f)       504
                                                                                            --------
                                                                                               4,001
                                                                                            --------

================================================================================

18  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                             COUPON                      VALUE
(000)        SECURITY                                               RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------
             ELECTRIC/GAS UTILITIES (0.5%)
   $ 1,000   Jackson Energy Auth.                                  1.50%      4/01/2017     $    976
     1,500   South Carolina Public Service Auth.                   0.89(a)    6/02/2014        1,498
                                                                                            --------
                                                                                               2,474
                                                                                            --------
             ENVIRONMENTAL & FACILITIES SERVICES (1.2%)
     1,000   California Pollution Control Financing Auth.          2.63      12/01/2027(f)     1,007
     2,000   Maricopa County IDA                                   2.63      12/01/2031(f)     2,014
     1,500   New Jersey EDA                                        2.20      11/01/2013        1,502
     2,000   South Carolina Jobs EDA                               2.25      11/01/2016(f)     2,004
                                                                                            --------
                                                                                               6,527
                                                                                            --------
             GENERAL OBLIGATION (0.5%)
     1,760   Illinois State                                        4.42       4/01/2015        1,843
     1,000   Rockland County                                       2.25       3/14/2014        1,006
                                                                                            --------
                                                                                               2,849
                                                                                            --------
             INTEGRATED OIL & GAS (0.3%)
     1,500   Whiting Environmental Facilities                      2.80       6/01/2044(f)     1,534
                                                                                            --------
             MULTI-LINE INSURANCE (0.4%)
     1,890   Irvine Ranch Water District Joint Power Agency        2.39       3/15/2014        1,889
                                                                                            --------
             PAPER PRODUCTS (0.1%)
       660   Savannah EDA                                          5.10       8/01/2014          680
                                                                                            --------
             TOLL ROADS (1.0%)
     2,500   North Texas Tollway Auth.                             2.31       9/01/2013        2,506
     2,000   North Texas Tollway Auth.                             2.44       9/01/2013        2,007
       500   Tampa-Hillsborough County Expressway Auth.            1.79       7/01/2017          485
                                                                                            --------
                                                                                               4,998
                                                                                            --------
             Total Municipal Bonds (cost: $32,788)                                            32,912
                                                                                            --------

             MONEY MARKET INSTRUMENTS (10.0%)

             VARIABLE-RATE DEMAND NOTES (9.9%)

             CONSUMER DISCRETIONARY (0.5%)
             -----------------------------
             EDUCATION SERVICES (0.5%)
     2,520   Frisch School (LOC - Sovereign Bank)                  0.84       5/01/2036        2,520
                                                                                            --------
             FINANCIALS (0.9%)
             -----------------
             REAL ESTATE OPERATING COMPANIES (0.9%)
     4,400   MOBR 04, LLC (LOC - Compass Bank)                     1.78       9/01/2024        4,400
                                                                                            --------
             INDUSTRIALS (1.0%)
             ------------------
             AIRPORT SERVICES (1.0%)
     4,950   Metropolitan Nashville Airport Auth.
               (LOC - Regions Bank)(e)                             2.13       4/01/2030        4,950
                                                                                            --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                             COUPON                      VALUE
(000)        SECURITY                                               RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------
             MATERIALS (2.1%)
             ----------------
             STEEL (2.1%)
   $ 2,500   Berkeley County                                       0.38%      9/01/2028     $  2,500
     3,500   Blytheville                                           0.38       6/01/2028        3,500
     1,000   Decatur IDB                                           0.38       8/01/2036        1,000
     3,500   Indiana Finance Auth. (LOC - Banco Bilbao
               Vizcaya Argentaria S.A.)                            0.60       8/01/2030        3,500
       500   St. James Parish                                      0.30      11/01/2040          500
                                                                                            --------
                                                                                              11,000
                                                                                            --------
             Total Materials                                                                  11,000
                                                                                            --------
             MUNICIPAL BONDS (4.3%)
             ----------------------
             AIRPORT/PORT (0.0%)
        10   Clark County (LOC - Landesbank Baden
               Wurttemberg)                                        0.30       7/01/2029           10
                                                                                            --------
             APPROPRIATED DEBT (1.5%)
     7,750   Emmaus General Auth. (INS)(LIQ)                       0.35      12/01/2028        7,750
                                                                                            --------
             GENERAL OBLIGATION (1.4%)
     4,500   Illinois State (LIQ)                                  2.00      10/01/2033        4,500
     3,000   Lancaster County (INS)(LIQ)                           0.40       3/01/2030        3,000
                                                                                            --------
                                                                                               7,500
                                                                                            --------
             MULTIFAMILY HOUSING (0.7%)
     1,600   Dallas Housing Finance Corp. (LIQ)(NBGA)(b)           1.00       9/01/2019        1,600
     1,975   Southeast Texas Housing Finance Corp.
               (LIQ)(NBGA)(b)                                      1.00       6/01/2019        1,975
                                                                                            --------
                                                                                               3,575
                                                                                            --------
             MUNICIPAL FINANCE (0.1%)
       700   Delaware Valley Regional Finance Auth.
               (LOC - Bayerische Landesbank)                       0.32      12/01/2020          700
                                                                                            --------
             NURSING/CCRC (0.4%)
     1,900   New Jersey EDA
               (LOC - Valley National Bank)                        0.28      11/01/2040        1,900
                                                                                            --------
             SOLID WASTE DISPOSAL (0.2%)
       820   Marion County IDA (LOC - SunTrust Bank)               0.23      10/01/2026          820
                                                                                            --------
             Total Municipal Bonds                                                            22,255
                                                                                            --------
             UTILITIES (1.1%)
             ----------------
             ELECTRIC UTILITIES (0.9%)
     5,000   Indiana Dev. Finance Auth.                            0.32      12/01/2038        5,000
                                                                                            --------

================================================================================

20  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                             COUPON                      VALUE
(000)        SECURITY                                               RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------
             WATER UTILITIES (0.2%)
    $  930   Iowa Finance Auth. (LOC - Societe Generale)           0.48%     11/01/2017     $    930
                                                                                            --------
             Total Utilities                                                                   5,930
                                                                                            --------
             Total Variable-Rate Demand Notes                                                 51,055
                                                                                            --------

----------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
----------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (0.1%)
   322,152   State Street Institutional Liquid Reserve Fund, 0.09%(h)                            322
                                                                                            --------
             Total Money Market Instruments (cost: $51,377)                                   51,377
                                                                                            --------

             TOTAL INVESTMENTS (COST: $517,062)                                             $518,592
                                                                                            ========

---------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                           (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                       QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                   IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS              INPUTS         INPUTS       TOTAL
---------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                       $  -              $247,921             $-    $247,921
  Eurodollar and Yankee Obligations              -               102,861              -     102,861
  Asset-Backed Securities                        -                23,634              -      23,634
  Commercial Mortgage Securities                 -                56,125              -      56,125
  U.S. Government Agency Issues                  -                 3,762              -       3,762
  Municipal Bonds                                -                32,912              -      32,912
Money Market Instruments:
  Variable-Rate Demand Notes                     -                51,055              -      51,055
  Money Market Funds                           322                     -              -         322
---------------------------------------------------------------------------------------------------
Total                                         $322              $518,270             $-    $518,592
---------------------------------------------------------------------------------------------------

For the period of January 1, 2013, through June 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 19.9% of net assets at June 30, 2013.

o   CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the

================================================================================

22  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    EDA      Economic Development Authority

    IDA      Industrial Development Authority/Agency

    IDB      Industrial Development Board

    REIT     Real estate investment trust

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by Assured Guaranty Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  23

================================================================================

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: DEPFA Bank plc, PNC Bank, N.A, or Wells Fargo Bank, N.A.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Citigroup, Inc.

o   SPECIFIC NOTES

    (a) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at June 30, 2013.

    (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees (the Board), unless otherwise noted as illiquid.

    (c) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at June 30, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (d) At June 30, 2013, the aggregate market value of securities purchased on a delayed-delivery basis was $1,985,000.

================================================================================

24  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    (e) At June 30, 2013, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (f) Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    (g) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.

    (h) Rate represents the money market fund annualized seven-day yield at June 30, 2013.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  25

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $517,062)         $518,592
  Cash                                                                        45
  Receivables:
    Capital shares sold                                                      624
    Interest                                                               3,185
    Securities sold                                                        1,047
                                                                        --------
      Total assets                                                       523,493
                                                                        --------
LIABILITIES
  Payables:
    Securities purchased                                                   6,028
    Capital shares redeemed                                                1,176
    Dividends on capital shares                                               56
  Accrued management fees                                                    114
  Accrued transfer agent's fees                                                8
  Other accrued expenses and payables                                         18
                                                                        --------
      Total liabilities                                                    7,400
                                                                        --------
        Net assets applicable to capital shares outstanding             $516,093
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $514,281
  Overdistribution of net investment income                                   (1)
  Accumulated net realized gain on investments                               283
  Net unrealized appreciation of investments                               1,530
                                                                        --------
        Net assets applicable to capital shares outstanding             $516,093
                                                                        ========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                              51,210
                                                                        ========
  Net asset value, redemption price, and offering price per share       $  10.08
                                                                        ========

See accompanying notes to financial statements.

================================================================================

26  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                        $ 4,715
                                                                         -------
EXPENSES
  Management fees                                                            615
  Administration and servicing fees                                          337
  Transfer agent's fees                                                      176
  Custody and accounting fees                                                 61
  Postage                                                                      5
  Shareholder reporting fees                                                   8
  Trustees' fees                                                               6
  Registration fees                                                           22
  Professional fees                                                           36
  Other                                                                        7
                                                                         -------
    Total expenses                                                         1,273
                                                                         -------
NET INVESTMENT INCOME                                                      3,442
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain                                                          276
  Change in net unrealized appreciation/depreciation                      (2,714)
                                                                         -------
    Net realized and unrealized loss                                      (2,438)
                                                                         -------
  Increase in net assets resulting from operations                       $ 1,004
                                                                         =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended June 30, 2013 (unaudited), and year ended
December 31, 2012

--------------------------------------------------------------------------------

                                                             6/30/2013    12/31/2012
------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                      $   3,442     $   5,527
  Net realized gain on investments                                 276           261
  Change in net unrealized appreciation/depreciation
    of investments                                              (2,714)        4,461
                                                             -----------------------
    Increase in net assets resulting from operations             1,004        10,249
                                                             -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         (3,443)       (5,527)
  Net realized gains                                                 -          (267)
                                                             -----------------------
    Distributions to shareholders                               (3,443)       (5,794)
                                                             -----------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                    237,953       369,612
  Reinvested dividends                                           3,336         5,567
  Cost of shares redeemed                                     (140,380)     (207,830)
                                                             -----------------------
    Increase in net assets from capital share transactions     100,909       167,349
                                                             -----------------------
  Net increase in net assets                                    98,470       171,804
NET ASSETS
  Beginning of period                                          417,623       245,819
                                                             -----------------------
  End of period                                              $ 516,093     $ 417,623
                                                             =======================
Overdistribution of net investment income:
  End of period                                              $      (1)    $       -
                                                             =======================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                   23,494        36,706
  Shares issued for dividends reinvested                           330           552
  Shares redeemed                                              (13,866)      (20,629)
                                                             -----------------------
    Increase in shares outstanding                               9,958        16,629
                                                             =======================

See accompanying notes to financial statements.

================================================================================

28  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Ultra Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is high current income consistent with preservation of principal.

Effective July 12, 2013, the Fund will consist of two classes of shares. The existing share class will be designated "Ultra Short-Term Bond Fund Shares (Fund Shares)" and a new share class designated "Ultra Short-Term Bond Fund Institutional Shares (Institutional Shares)" will commence operations. Each class of shares will have equal rights to assets and earnings, except that each class will bear certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments will be allocated to each class of shares based on each class's relative net assets. Each class will have exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares will be available for investment only through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

Institutional Shares also will be available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by

================================================================================

30  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

         the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value
         (NAV) at the end of each business day.

    3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

         an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all bonds, valued based on methods discussed in Note 1A1, and all variable-rate demand notes, which are valued at amortized cost.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual

================================================================================

32  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of June 30, 2013, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $1,990,000.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the six-month period ended June 30, 2013, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2013, the Fund paid CAPCO facility fees of $1,000, which represents 0.8% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2013, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

================================================================================

34  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

Under the Regulated Investment Company Modernization Act of 2010 (the Act) a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At December 31, 2012, the Fund had no capital loss carryforwards for federal income tax purposes.

For the six-month period ended June 30, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2013, were $167,050,000 and $66,932,000, respectively.

As of June 30, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2013, were $3,014,000 and $1,484,000, respectively, resulting in net unrealized appreciation of $1,530,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    and affairs of the Fund, subject to the authority of and supervision by the Board. The Fund's base is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

    Effective October 31, 2011, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Ultra Short Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Ultra Short Obligation Funds category. The base fee is computed as referenced above. The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. For the month ended October 31, 2011, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period for the Fund will consist of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment;

================================================================================

36  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Ultra Short Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended June 30, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $615,000, which included a 0.03% performance adjustment of $76,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended June 30, 2013, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $337,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2013, the Fund reimbursed the Manager $7,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2013, the Fund incurred transfer agent's fees, paid or payable to SAS, of $176,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

D. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended June 30, 2013, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                       COST TO     NET REALIZED
          SELLER                    PURCHASER         PURCHASER   GAIN TO SELLER
--------------------------------------------------------------------------------
USAA First Start Growth Fund  USAA Ultra Short-
                                Term Bond Fund        $  230,000     $ 57,000
USAA Cornerstone Moderately   USAA Ultra Short-
  Aggressive Fund               Term Bond Fund         1,175,000      282,000
USAA Cornerstone              USAA Ultra Short-
  Moderate Fund                 Term Bond Fund         1,000,000      240,000

================================================================================

38  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                             SIX-MONTH
                                           PERIOD ENDED           YEAR ENDED          PERIOD ENDED
                                              JUNE 30,            DECEMBER 31,         DECEMBER 31,
                                           ----------------------------------------------------------
                                               2013            2012          2011            2010***
                                           ----------------------------------------------------------
Net asset value at
 beginning of period                       $  10.12        $   9.98      $   9.97         $ 10.00
                                           ------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                          .08             .16           .14             .03(a)
 Net realized and
  unrealized gain (loss)                       (.04)            .15           .01            (.04)(a)
                                           ------------------------------------------------------
Total from investment
 operations                                     .04             .31           .15            (.01)(a)
                                           ------------------------------------------------------
Less distributions from:
 Net investment income                         (.08)           (.16)         (.14)           (.02)
 Realized capital gains                          --            (.01)         (.00)(b)          --
                                           ------------------------------------------------------
Total distributions                            (.08)           (.17)         (.14)           (.02)
                                           ------------------------------------------------------
Net asset value at
 end of period                             $  10.08        $  10.12      $   9.98         $  9.97
                                           ======================================================
Total return (%)*                               .37            3.13          1.60            (.10)
Net assets at
 end of period (000)                       $516,093        $417,623      $245,819         $82,712
Ratios to average net assets:**
 Expenses (%)(c)                                .57(d)          .58(e)        .60             .60(d)
 Expenses, excluding
  reimbursements (%)(c)                         .57(d)          .59           .67            1.13(d)
 Net investment income (%)                     1.53(d)         1.62          1.46            1.06(d)
Portfolio turnover (%)                           17              28            26               1

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2013, average net assets were
    $453,927,000.
*** Fund commenced operations on October 18, 2010.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.60% of the Fund's average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

EXPENSE EXAMPLE

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2013, through June 30, 2013.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

================================================================================

40  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                         EXPENSES PAID
                                   BEGINNING           ENDING            DURING PERIOD*
                                 ACCOUNT VALUE      ACCOUNT VALUE       JANUARY 1, 2013 -
                                JANUARY 1, 2013     JUNE 30, 2013        JUNE 30, 2013
                                ---------------------------------------------------------
Actual                             $1,000.00          $1,003.70               $2.83

Hypothetical                        1,000.00           1,021.97                2.86
  (5% return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.57%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.37% for the six-month period of January 1, 2013, through June 30, 2013.

================================================================================

                                                           EXPENSE EXAMPLE |  41

================================================================================

ADVISORY AGREEMENT

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 30, 2013, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuance of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuance of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund

================================================================================

42  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's

================================================================================

                                                        ADVISORY AGREEMENT |  43

================================================================================

brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was below the median of its expense group and was equal to the median of its expense universe. The data indicated that the Fund's total expenses were equal to the median of its expense group and were

================================================================================

44  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

below the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-year period ending December 31, 2012. The Board also noted that the Fund's percentile performance ranking was in the top 15% of its performance universe for the one-year period ending December 31, 2012.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the Fund's management fee. The information considered by the Board included operating profit margin for the Manager's business as a whole. The Board also considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn

================================================================================

                                                        ADVISORY AGREEMENT |  45

================================================================================

a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussions of the Fund's current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's current Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with a similar investment strategy and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that the continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

46  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

TRUSTEES                                     Daniel S. McNamara
                                             Robert L. Mason, Ph.D.
                                             Barbara B. Ostdiek, Ph.D.
                                             Michael F. Reimherr
                                             Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                            USAA Asset Management Company
INVESTMENT ADVISER                           P.O. Box 659453
                                             San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                              USAA Investment Management Company
DISTRIBUTOR                                  P.O. Box 659453
                                             San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                               USAA Shareholder Account Services
                                             9800 Fredericksburg Road
                                             San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                                State Street Bank and Trust Company
ACCOUNTING AGENT                             P.O. Box 1713
                                             Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                                  Ernst & Young LLP
REGISTERED PUBLIC                            100 West Houston St., Suite 1800
ACCOUNTING FIRM                              San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                                  Under "My Accounts" on
SELF-SERVICE 24/7                            usaa.com select "Investments,"
AT USAA.COM                                  then "Mutual Funds"

OR CALL                                      Under "Investments" view
(800) 531-USAA                               account balances, or click
        (8722)                               "I want to...," and select
                                             the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

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   94422-0813                                (C)2013, USAA. All rights reserved.


   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2013

By:*     /S/ JAMES G. WHETZEL
         -----------------------------------------------------------
         Signature and Title:  JAMES G. WHETZEL, Secretary

Date:     08/22/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:      08/26/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      08/23/2013
         ------------------------------

*Print the name and title of each signing officer under his or her signature.